Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (6,867)	$ (1,182)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	2,404	2,591
Stock-based compensation expense	233	481
Rent expense in excess of cash paid	122	7
Rent revenue in excess of cash received	(425)	(2,687)
Amortization of deferred financing costs, debt discounts and premiums	86	97
(Gain) Loss on extinguishment of debt	452	(146)
Loss on disposal of assets	1,417
Loss on lease termination	1,436
Bad debt expense	4,916	182
Changes in operating assets and liabilities:
Accounts receivable	(6,677)	790
Prepaid expenses and other assets	197	932
Accounts payable and accrued expenses	(393)	3,377
Other liabilities	(497)	452
Net cash (used in) provided by operating activities	(3,596)	4,894
Cash flows from investing activities:
Purchase of property and equipment	(281)	(123)
Net cash used in investing activities	(281)	(123)
Cash flows from financing activities:
Proceeds from senior debt	7,778
Payment of senior debt	(8,830)	(2,266)
Deferred financing costs	(296)
Payment of other debt	(718)	(121)
Debt extinguishment and issuance costs		(21)
Proceeds from other debt	50
Repurchase of common stock	(46)	(7)
Net cash used in financing activities	(2,062)	(2,415)
Net change in cash and restricted cash	(5,939)	2,356
Cash and restricted cash, beginning	9,848	7,492
Cash and restricted cash, ending	3,909	9,848
Supplemental disclosure of cash flow information:
Cash interest paid	2,445	2,797
Supplemental disclosure of non-cash activities:
Non-cash payments of long-term debt		(5,044)
Non cash debt issuance costs and extinguishment expenses		(102)
Net payments through Lender		(5,146)
Non-cash proceeds from sale of property and equipment
Non-cash proceeds from financing		5,146
Net proceeds through Lender
Non-cash gain on PPP Loan forgiveness		229
Capture of security deposit and other payables		38
Settlement agreements in excess of cash paid
Reclassification from accounts receivable to notes receivable	546
Vendor-financed insurance	$ 1,259	$ 867